Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal and state NOL carryforward	$ 3,489,562	$ 2,656,993
Property and equipment
Reserves and accruals
Other intangibles	63,000	63,000
Deferred expenses	149,894	100,116
Deferred rent
Capitalized start-up expense
Deferred tax assets	3,702,456	2,820,109
Less: Valuation allowance	(3,702,456)	(2,820,109)
Net deferred tax assets